NOTE 8 - CONVERTIBLE LOANS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Amortization of Debt Discount (Premium)				$ 0	$ 372,290
Repayments of Convertible Debt				0	250,000	$ (250,000)
Debt Conversion, Converted Instrument, Amount					422,295	422,295
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 240,258	$ 240,258		1,792,582	708,611	$ 708,611
Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 422,295
[custom:CommonStockIssuedForConversionOfDebtShares]					6,080,632
[custom:ResolutionOfDerivativeLiabilitiesValue]
Convertible Loans [Member]
Short-Term Debt [Line Items]
Interest Expense				0	33,429
Debt Instrument, Increase, Accrued Interest				$ 0	$ 6,027